Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	93 Months Ended		105 Months Ended		117 Months Ended		120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025		Sep. 30, 2025		Sep. 30, 2025
C000117741 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	10.64%	14.42%							8.65%
C000126621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	13.74%	19.19%							12.64%
C000130259 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	2.50%	9.94%							4.05%
C000153419 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	18.56%	18.35%							15.70%
C000197763 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares
Average Annual Return, Percent	18.27%	18.04%	13.30%	[1]
C000153420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	9.68%	10.95%							8.84%
C000162939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	6.65%	13.27%					11.60%	[2]
C000176940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	14.76%	15.84%			15.06%	[3]
HFRX Equity Hedge Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	8.62%	7.87%							4.66%
S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Total Return Index
Average Annual Return, Percent	17.60%	16.47%	14.43%	[4]	15.26%	[5]	14.92%	[6]	15.30%
ICE BofA US 3 Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	4.38%	2.98%							2.08%

[1]	Investor Class Shares of the Gotham Index Plus Fund incepted on December 29, 2017.
[2]	The Gotham Large Value Fund commenced operations on December 31, 2015.
[3]	The Gotham Enhanced S&P 500 Index Fund commenced operations on December 30, 2016.
[4]	Benchmark performance is from commencement date of the Fund’s Institutional Class Shares only and is not the commencement date of the benchmark itself.
[5]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[6]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.